Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total borrowings	$ 126,000	$ 341,034
Less current portion	(10,504)	0
Total long-term borrowings	115,496	341,034
Credit Suisse AG
Debt Instrument [Line Items]
Loans payable	126,000	0
Ship Mortgage Notes $610,000
Debt Instrument [Line Items]
Loans payable	$ 0	$ 341,034